Fair Value Measurements (Fair Value Of Flight Equipment As Of The Measurement Date, The Valuation Technique And The Related Unobservable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 2,957,707	$ 2,367,460
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	2,822,545	2,207,757
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	135,162	$ 159,703
Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 43,100
Minimum [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	0.00%
Fair value unobservable input remaining holding period	0 years
Fair value unobservable input present value of non contractual cash flows	0.00%
Maximum [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	10.00%
Fair value unobservable input remaining holding period	1 year
Fair value unobservable input present value of non contractual cash flows	100.00%
Weighted Average [Member] | Flight Equipment Held For Operating Leases [Member] | Level 3 [Member] | Income Approach Valuation Technique [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value inputs, discount rate	4.40%
Fair value unobservable input remaining holding period	1 year
Fair value unobservable input present value of non contractual cash flows	66.00%